S000011750 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Payden Cash Reserves Money Market Fund (Investor Class)
Prospectus [Line Items]
Average Annual Return, Percent	4.09%	3.06%	1.99%